Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies
Schedule of company's financial instrument

The following are the Company’s financial instruments as at December 31, 2025 and 2024:

Classification
Cash	Amortized cost
Accounts receivable	Amortized cost
Contract payments	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Derivative warrant liability	FVTPL
Lease obligations	Amortized cost